WCM Focused International Opportunities Fund
SCHEDULE OF INVESTMENTS
As of July 31, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 95.4%
	ARGENTINA — 2.7%
4,400	Globant S.A.*	$876,656
	BELGIUM — 2.5%
4,970	D'ieteren Group	815,729
	BRAZIL — 2.5%
412,200	Hapvida Participacoes e Investimentos S/A	490,743
612,500	Magazine Luiza S.A.	305,415
		796,158
	CANADA — 2.3%
430	Constellation Software, Inc.	731,450
	CHINA — 6.3%
120,650	China Mengniu Dairy Co., Ltd.*	560,539
94,000	Li Ning Co., Ltd.	762,494
67,000	Shenzhou International Group Holdings Ltd.	704,717
		2,027,750
	CYPRUS — 0.0%
3,700	TCS Group Holding PLC - GDR*,1	—
	FRANCE — 8.0%
16,640	Edenred	854,162
5,520	Gaztransport Et Technigaz S.A.	761,361
2,820	Teleperformance	943,036
		2,558,559
	GERMANY — 4.4%
5,030	HelloFresh S.E.*	139,031
3,090	MTU Aero Engines A.G.	597,355
9,930	Puma S.E.	670,529
		1,406,915
	HONG KONG — 1.8%
50,850	Techtronic Industries Co., Ltd.	564,263
	INDIA — 1.9%
12,200	Divi's Laboratories Ltd.	591,819
	IRELAND — 8.8%
4,580	Flutter Entertainment PLC*	460,335
2,550	ICON PLC*	615,188

WCM Focused International Opportunities Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	IRELAND (Continued)
8,690	Ryanair Holdings PLC - ADR*	$634,370
4,860	STERIS PLC	1,096,659
		2,806,552
	ISRAEL — 1.0%
10,150	Fiverr International Ltd.*	325,612
	ITALY — 9.1%
17,170	Amplifon S.p.A.	567,794
65,500	Davide Campari-Milano N.V.	727,195
16,160	Moncler S.p.A.	810,104
46,900	Stevanato Group S.p.A.	802,459
		2,907,552
	JAPAN — 14.5%
3,307	BayCurrent Consulting, Inc.	1,034,644
8,628	GMO Payment Gateway, Inc.	717,012
34,300	Kobe Bussan Co., Ltd.	977,727
6,610	Lasertec Corp.	946,354
21,100	MonotaRO Co., Ltd.	376,748
43,400	Nihon M&A Center Holdings, Inc.	580,781
		4,633,266
	NETHERLANDS — 7.7%
2,770	ASM International N.V.	850,889
7,160	BE Semiconductor Industries N.V.	384,371
8,950	Elastic N.V.*	715,016
3,260	IMCD N.V.	522,099
		2,472,375
	NORWAY — 2.0%
343,650	AutoStore Holdings Ltd.*,2	639,879
	POLAND — 1.9%
7,600	Dino Polska S.A.*	594,242
	RUSSIA — 0.0%
9,200	Yandex N.V. - Class A*,1	—
	SPAIN — 1.4%
7,900	Amadeus IT Group S.A.*	460,663

WCM Focused International Opportunities Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	SWEDEN — 7.3%
6,620	Evolution A.B.	$642,344
25,030	Lifco A.B. - B Shares	487,234
60,140	Nibe Industrier A.B. - B Shares	605,857
57,080	Swedish Match A.B.	597,543
		2,332,978
	SWITZERLAND — 5.1%
8,920	Bachem Holding A.G.	601,476
4,955	Straumann Holding A.G.	670,131
1,230	VAT Group A.G.	358,122
		1,629,729
	UNITED KINGDOM — 3.3%
18,430	Halma PLC	519,012
63,100	Howden Joinery Group PLC	520,836
		1,039,848
	UNITED STATES — 0.9%
22,690	Freshworks, Inc. - Class A*	297,466
	TOTAL COMMON STOCKS
	(Cost $35,947,747)	30,509,461

Principal Amount
	SHORT-TERM INVESTMENTS — 8.9%
$2,852,766	UMB Bank Demand Deposit, 1.48%[3]	2,852,766
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $2,852,766)	2,852,766
	TOTAL INVESTMENTS — 104.3%
	(Cost $38,800,513)	33,362,227
	Liabilities in Excess of Other Assets — (4.3)%	(1,370,735)
	TOTAL NET ASSETS — 100.0%	$31,991,492

ADR – American Depository Receipt
GDR – Global Depository Receipt
PLC – Public Limited Company

*	Non-income producing security.
[1]	Level 3 securities fair valued under procedures established by the Board of Trustees, represents 0.00% of Total Net Assets. The total value of these securities is $0.
[2]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $639,879, which represents 2.00% of total net assets of the Fund.
[3]	The rate is the annualized seven-day yield at period end.